Plan Description (Details) - EBP 002		12 Months Ended
	Apr. 16, 2026 USD ($)	Dec. 31, 2025 USD ($) h investment	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Salary deferral, automatic deferral rate		6.00%
Salary deferral, maximum contribution percentage of total compensation		50.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount		$ 23,500
Employer minimum match amount		$ 250
Employer matching percentage		100.00%
Employer match maximum percentage of compensation		5.00%
Salary deferral automatic yearly increase to deferral rate		1.00%
Salary deferral automatic yearly increase maximum deferral rate		15.00%
Profit contribution minimum service hours | h		1,000
Number of core investments | investment		16
Note receivable minimum borrowing amount		$ 1,000
Note receivable maximum borrowing as percentage of total account		50.00%
Note receivable maximum borrowing amount		$ 50,000
Note receivable term		5 years
Note receivable term for purchase of primary residence		15 years
Note receivable interest rate, basis spread on variable rate		1.00%
Distribution threshold for lump-sum requirement		$ 1,000
Distribution threshold for election of distribution		$ 1,000
Years of service requirement for age 55 retirement		10 years
Years of service requirement for age 50 retirement, prior to 2008		7 years
Participant notes receivable		$ 109,974,723	$ 100,917,529
EBP, Participant Contribution, Maximum Catch-up Contribution, Amount, Ages 50-59 and 64		7,500
EBP, Participant Contribution, Maximum Catch-up Contribution, Amount, Ages 60-63		$ 11,250
EBP, Participant Contribution, After Tax, Maximum Annual Compensation to Total Compensation, Percentage		100.00%
EBP, Participant Contribution, After Tax, Maximum Annual Contribution, Amount		$ 70,000
Subsequent Event
EBP, Description of Plan [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	$ 16,326,237
Participant notes receivable	$ 171,278
1 Year of Service
EBP, Description of Plan [Line Items]
Vesting period		0
2 Years of Service
EBP, Description of Plan [Line Items]
Vesting period		0.25
3 Years of Service
EBP, Description of Plan [Line Items]
Vesting period		0.50
4 Years of Service
EBP, Description of Plan [Line Items]
Vesting period		1